Stock-based compensation	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation

7. Stock-based compensation

The following table summarizes stock-based compensation expense related to stock options, restricted stock and RSUs for the three years ended December 31, 2011, 2012 and 2013 and the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited), as follows:

	Years ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2013	2014

				(unaudited)

Stock-based compensation expense by type of award
Stock options	$8,518	$8,165	$8,468	$5,843	$11,504
ESPP	—	—	—	—	873
Restricted stock	457	991	2,419	1,504	4,906
RSUs	—	—	—	—	34,860

Total stock-based compensation expense	8,975	9,156	10,887	7,347	52,143

The following table summarizes stock-based compensation expense as reported in the Company’s accompanying Consolidated Statements of Operations:

	Years ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2013	2014

				(unaudited)
Cost of revenue	$122	$333	$690	$530	$555
Research and development	261	1,452	3,003	1,737	5,486
Sales and marketing	7,690	6,335	5,670	4,077	6,293
General and administrative	902	1,036	1,524	1,003	39,809

Total stock-based compensation expense	8,975	9,156	10,887	7,347	52,143
Total tax benefit recognized	(2,897)	(1,091)	(1,104)	(838)	(14,774)

Decrease in net income	$6,078	$8,065	$9,783	$6,509	$37,369

Stock-based compensation expense related to manufacturing personnel that was capitalized into inventory was immaterial for all periods presented.

The amount of unearned stock-based compensation currently estimated to be expensed with respect to unvested employee options at December 31, 2013 and September 30, 2014 (unaudited) was $22.8 million and $58.5 million, respectively. As of December 31, 2013 and September 30, 2014 (unaudited), the weighted-average period over which the unearned stock-based compensation is expected to be recognized was 1.0 year and 3.4 years, respectively. If there are any modifications or cancellations of the underlying unvested awards, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense. Future stock-based compensation expense will increase to the extent that the Company grants additional equity awards or assumes unvested equity awards in connection with acquisitions.

Stock option valuation assumptions

The fair value of the options granted was estimated as of the grant date using the Black-Scholes option pricing model assuming the assumptions listed in the following table:

	Years ended December 31,			Nine months ended September 30,
	2011	2012	2013	2013	2014

				(unaudited)
Expected life (years)	5.0–6.1	5.1–6.1	5.3–6.1	5.3–6.1	5.3–6.3
Risk-free interest rate	1.1%–2.4%	0.8%–2.4%	0.8%–2.4%	0.8%–2.0%	1.7%–2.0%
Volatility	56%–59%	56%–60%	56%–60%	56%-60%	54%–56%
Dividend yield	0%	0%	0%	0%	0%
Expected forfeiture rate	5%	5%–7%	6%	6%	5%–6%
Weighted average fair value	$0.98	$5.08	$8.45	$8.20	$10.58

Compensation amortization period

All stock-based compensation is amortized over the requisite service period of the awards, which is generally the same as the vesting period of the awards. The Company amortizes the fair value cost on a straight-line basis over the expected service periods.

Expected life

Expected life represents the period over which the Company anticipates stock-based awards to be outstanding. As the Company has undergone significant operational and structural changes, the historical exercise data do not provide a reasonable basis upon which to estimate expected life. As a result, the Company used the simplified method, as provided under Staff Accounting Bulletin Topic 14.D, “Share-Based Payment,” to calculate the expected term estimate based on the options’ vesting term and contractual terms. Under the simplified method, the expected life is equal to the average of the stock-based award’s weighted average vesting period and its contractual term.

Expected volatility

Expected volatility is a measure of the amount by which the stock price is expected to fluctuate. The Company estimates the expected volatility of its stock options at their grant date by taking the average historical volatility of a group of comparable publicly traded companies over a period equal to the expected life of the options.

Risk-free interest rate

The risk-free interest rate is the estimated average interest rate based on U.S. Treasury zero-coupon notes with terms consistent with the expected life of the awards.

Expected dividends

The Company concluded that cash dividends paid prior to being converted to a C corporation from an S corporation were solely for meeting stockholders’ tax liabilities as a pass-through entity. The cash dividend in 2012 was structured as a one-off event to return value to the stockholders, as discussed in Note 5, “Redeemable Convertible Preferred Stock.” The Company may from time to time contemplate capital transactions, including for example a nonrecurring dividend to create a liquidity event for its stockholders. However, the Company does not anticipate paying any recurring cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of 0% in stock option valuation models.

Expected forfeitures

Stock-based compensation expense recognized in the consolidated statements of operations for the three years ended December 31, 2013 and nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited) are based on awards that are expected to vest less estimated forfeitures. The Company estimates the forfeiture rate of its stock-based awards based on an analysis of actual forfeitures, employee turnover and other factors. The impact from a forfeiture rate adjustment would be recognized in full in the period in which the forfeiture rate changes and, if the actual number of future forfeitures differs from prior estimates, the Company may record adjustments to stock-based compensation, if necessary.

Determining the fair value of the Company’s common stock

Determining the fair value of the Company’s common stock requires complex and subjective judgment and estimates. There is inherent uncertainty in making these judgments and estimates. The absence of an active market for the Company’s common stock required the Board to estimate the fair value of the common stock for purposes of setting the exercise price of the options and estimating the fair value of the common stock at each meeting at which options were granted based on factors such as the valuations of comparable companies, the status of the Company’s development and sales efforts, revenue growth, independent third-party valuations and additional objective and subjective factors relating to the Company’s business. The Company performed its analysis in accordance with applicable elements of the practice aid issued by the American Institute of Certified Public Accountants entitled Valuation of Privately Held Company Equity Securities Issued as Compensation. The fair value of the underlying common stock will be determined by the Board until such time as its common stock is listed on an established stock exchange.

Stock option modifications

During 2012, the Company modified options to purchase 250,000 shares of common stock of three employees to accelerate vesting and extend the time allowed to exercise the stock options in conjunction with termination of employment. The Company recorded a charge of $1.1 million related to the modification of these awards, of which $1.0 million was recorded to sales and marketing expense and the remaining amounts to research and development and general and administrative expenses based on the employees’ functional role within the Company. During 2013, the Company modified options to purchase 8,438 shares of common stock to accelerate vesting and extend the time allowed to exercise the stock options after termination of employment. The Company recorded a charge of $0.1 million related to the modification of this award to cost of revenue, based on the employee’s functional role within the Company.

Compensation cost recognized upon employee sale of shares to the CEO

In December 2012, eight employees sold 760,500 shares of their common stock for $13.0 million to the Company’s CEO. The stock was sold at $17.08 per share, which was greater than the determined fair value of the common stock at the time of sale. The fair value was determined by the Board, based on the Company’s development and sales efforts, revenue growth, independent third-party valuations and additional objective and subjective factors relating to the Company’s business. The Company determined that the amount paid by the Company’s CEO exceeded the estimated fair value of these shares by $2.6 million and concluded that the value transferred to employees in excess of the fair value of shares sold was additional compensation to the selling employees. As a result, the Company recorded compensation expense of $2.6 million, of which $0.3 million was recorded to research and development, $1.7 million was recorded to sales and marketing and $0.6 million was recorded to general and administrative expense in the accompanying Consolidated Statements of Operations, based on the employees’ functional roles within the Company. Of the 760,500 shares sold, the Company repurchased 240,000 shares from two employees who are family members of the Company’s CEO.

Restricted stock and early exercised options subject to repurchase

In June 2011, the Company granted a total of 600,000 shares of restricted stock at a purchase price of $0.0033 per share to two family members of the CEO for consulting services, which vested on the grant date. These shares of restricted stock were accounted for at fair value. General and administrative expense related to these options for the year ended December 31, 2011 was $0.5 million.

In December 2011, the Company granted 433,500 shares of restricted stock and 210,000 stock options to two consultants that the Company sponsors at an exercise price of $1.52 per share in accordance with the terms of their service agreements, subject to monthly vesting over a three-year service period and a two-year service period, respectively. Sales and marketing expense related to these restricted shares for the years ended December 31, 2011, 2012 and 2013 and the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited) was $1,000, $1.9 million, $3.5 million, $2.6 million and $3.8 million, respectively.

In October 2013, pursuant to the acquisition of General Things, the Company issued 430,000 shares of restricted stock to the two founders, of which 322,500 are subject to monthly vesting over a three-year service period. Research and development expense related to these restricted shares for the year ended December 31, 2013 and the nine months ended September 30, 2014 (unaudited) was $0.3 million and $1.3 million, respectively.

The amount of unearned stock-based compensation currently estimated to be expensed with respect to unvested non-employee share-based payment awards at December 31, 2013 and September 30, 2014 (unaudited) was $7.4 million and $8.0 million, respectively. As of December 31, 2013 and September 30, 2014 (unaudited), the weighted-average period over which the unearned stock-based compensation is expected to be recognized was 1.4 years and 1.1 years, respectively.

Restricted stock units (unaudited)

In January 2014, the Company issued a total of 300,000 RSUs to employees, comprised of three different grants. Two of the grants, or a total of 200,000 shares, are subject to annual vesting over four years based on continued service. The third grant of 100,000 shares will vest 50% on the four-year anniversary and 50% on the five-year anniversary based on continued service.

The balance as of September 30, 2014 included 3,000,000 RSUs subject to a market condition. These RSUs were issued to the CEO in the second quarter of fiscal 2014 and can be earned ratably over a period of three years, subject to the achievement of certain market condition milestones that were set by the Compensation and Leadership Committee.

General and administrative expense related to these RSUs for the nine months ended September 30, 2014 was $34.9 million. The amount of unearned stock-based compensation currently estimated to be expensed related to these RSUs at September 30, 2014 was $56.2 million. As of September 30, 2014, the weighted-average period over which the unearned stock-based compensation is expected to be recognized was 3.0 years.

Non-employee options

In December 2011, the Company granted options to purchase 90,000 shares of common stock to consultants at an exercise price of $1.52, which vested on the grant date. Sales and marketing expense related to these options for the year ended December 31, 2011 was $0.2 million.

In April 2013, the Company granted options to purchase 44,000 shares of common stock to two contractors at an exercise price of $15.40. In September 2013, one of the contractors was terminated and the other contractor was converted to an employee on October 1, 2013. Sales and marketing expense related to these options was $0.2 million in 2013. Non-employee stock compensation expense is included in the stock-based compensation tables in this footnote.